Basis of Preparation - Schedule of Depreciation Rates of Major Asset Categories (Detail)	12 Months Ended
Dec. 31, 2018
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates of major asset categories	Not depreciated
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates of major asset categories	Straight-line basis over 10-25 years
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates of major asset categories	Units-of-production basis
Mineral properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates of major asset categories	Straight-line basis over 5-20 years
Light vehicles and other mobile equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates of major asset categories	Straight-line basis over 2-5 years
Furniture computer and office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates of major asset categories	Straight-line basis over 2-3 years